Expense Example {- Health Care Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Health Care Portfolio - VIP Health Care Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786